COST REDUCTION ACTIONS (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 28, 2018 item	Dec. 29, 2018 USD ($) item	Dec. 28, 2019 USD ($) item	Dec. 29, 2018 USD ($) item
Restructuring charges:
Charges, Net of Reversals | $			$ 51.1	$ 59.4
2015/2016 Actions
Restructuring charges:
Number of position reduced as a result of Cost Reduction Actions				625
Charges, Net of Reversals | $				$ 14.3
2018 Plan
Restructuring charges:
Expected number of positions reduced as a result of Cost Reduction Actions	390
Net number of positions reduced as a result of Cost Reduction Actions	150
Charges, Net of Reversals | $			$ 2.3	$ 55.2
2018/2019 Actions
Restructuring charges:
Expected number of positions reduced as a result of Cost Reduction Actions			490
Restructuring charges | $		$ 4.2	$ 28.2
Number of position reduced as a result of Cost Reduction Actions		85
2019/2020 Actions
Restructuring charges:
Restructuring charges | $			$ 25.2
Number of position reduced as a result of Cost Reduction Actions			370